Schedule of Revenue and Net Loss Attributable to Acquisition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Revenues	$ 460,216	$ 649,892	$ 1,286,841	$ 1,686,168	$ 2,150,672	$ 8,346,858
Net loss attributable to MedoveX	$ (586,611)	$ 3,949,879	$ (4,052,290)	$ (4,898,685)	$ (6,459,236)	(29,807,878)
Medovex Corp [Member]
Business Acquisition [Line Items]
Revenues						67,631
Net loss attributable to MedoveX						$ (4,754,680)